Basic and Diluted Loss per Share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share Attributable To Common Shareholders	The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders:
	Three months ended September 30,			Nine months ended September 30,
	2023	2022		2023		2022
Numerator:
Net loss	$(867)		$(2,207)		$(4,355)		$(8,500)
Denominator:
Common shares outstanding used in computing net loss per share attributable to common shareholders	2,370,486		1,731,753		1,986,178		968,721
Pre-Funded warrants to purchase common shares	304,250		—		262,712		—
Fully vested RSUs outstanding used in computing net loss per share attributable to common shareholders	10,890		—		5,345		—
Weighted average number of shares used in computing basic and diluted net loss per share attributable to common shareholders	2,685,626		1,731,753		2,254,235		968,721
Net loss per share attributable to common shareholders – basic and diluted	$(0.32)	$	(*)(1.27)	$	(*)(1.93)	$	(*)(8.77)

(*)      Adjusted to reflect April 2023 reverse stock split, see note 3(f).